Annual Total Returns - American Century ETF Trust	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.22%	7.71%	(10.34%)
American Century Ultrashort Income ETF | American Century Ultrashort Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.48%